UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)


C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 05/31

Date of reporting period: 07/01/04 - 04/08/05




Item 1. Proxy Voting Record




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09253
Reporting Period: 07/01/2004 - 04/08/2005
Wells Fargo Funds Trust







=============== WELLS FARGO LIMITED TERM GOVERNMENT INCOME FUND ================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT




SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By

/s/ Karla M. Rabusch
Karla M. Rabusch - President


August 16, 2005
Date